PowerShares Lux Nanotech Portfolio (Prospectus Summary): | PowerShares Lux Nanotech Portfolio
PowerShares Lux Nanotech Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 24, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 ® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

• Effective immediately, on page 29, the table under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:
Annual Fund Operating Expenses		PowerShares Lux Nanotech Portfolio
Management Fees		0.50%
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.30%
Total Annual Fund Operating Expenses		1.25%
Fee Waivers and Expense Assumption	[2]	0.25%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	1.00%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

• Effective immediately, on page 30, the table under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Example" is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Lux Nanotech Portfolio	102	372	662	1,489

Please Retain This Supplement For Future Reference.